General	6 Months Ended
Jun. 30, 2024
General [Abstract]
GENERAL

NOTE 1 – GENERAL

A.	Silynxcom Ltd. (“Silynxcom” or - the “Company”) was incorporated in Israel on August 22, 2021, as a privately held company as part of a restructuring carried out by the Company as set out in subsection B below. The Company’s registered offices are located at 7 Giborei Israel, Netanya, Israel.

The Company is engaged through Silynx Communications Inc. (hereinafter - “Silynx”) and Source of Sound Ltd. (hereinafter - “SOS”) in a single area of activity: the development, production, marketing and sale of ruggedized noise protection and communication accessories for tactical uses, including radios used by security forces, law enforcement, and rescue forces.

B.	Silynx Communications, Inc. (hereinafter: the “Former Company” or “Silynx”) was incorporated in Delaware, USA on September 19, 2005, and commenced operations in October 2005.

On August 26, 2021, the Board of Directors of the Former Company decided to make a structural change (hereinafter the “Reorganization”). Pursuant to the Reorganization, Silynxcom was incorporated on August 22, 2021, as a private limited company, in accordance with the provisions of the Israeli Companies Law while maintaining the same capital structure as the Former Company. On August 26, 2021, the Former Company transferred to the Company all its holdings directly and indirectly into the subsidiary. The Reorganization was completed on March 15, 2022, after receiving an approval from the Israeli tax authorities.

The Company accounted for the Reorganization using the pooling of interest method, and the consolidation of the financial statements reflects the Reorganization using the “as pooling” method accordingly.

C.	Liquidity

The Company has a current loss of $696 and an accumulated loss of $20,969. On January 17, 2024, the Company completed its initial public offering (see note 3a). Accordingly, the Company’s management believes that the resources at its disposal are sufficient for the foreseeable future.

The Unaudited Interim Condensed Consolidated Financial Statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

D.	The effect of the 2023-2024 Israel wars

The Company is incorporated under the laws of the State of Israel, and the company’s principal offices are located in Israel. Accordingly, political, economic, and geo-political instability in Israel may affect the Company’s business. Any armed conflicts, political instability, terrorism, cyberattacks or any other hostilities involving Israel or the interruption or curtailment of trade between Israel and its present trading partners could affect adversely the Company’s operations. Ongoing and revived hostilities in the Middle East or other Israeli political or economic factors, could harm the Company’s operations and solution development and cause any future sales to decrease.

On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets which resulted in extensive deaths, injuries and kidnapping of civilians and soldiers, following which Israel’s security cabinet declared war against Hamas. Since October 7, 2023, Israel has also been militarily engaged with Hezbollah on the border between Lebanon and northern Israel, the Houthi movement based in Yemen and with the Islamic Republic of Iran. The intensity and duration of Israel’s current war is difficult to predict, as are such war’s implications on the Company’s business and operations.

While none or some of the Company’s supply chains have been impacted since the war broke out on October 7, 2023, the ongoing war may create supply and demand irregularities in Israel’s economy in general or lead to macroeconomic indications of a deterioration of Israel’s economic standing, which may have a material adverse effect on us and the Company’s ability to effectively conduct the Company’s operations.

In connection with the regional hostilities, Israeli military reservists have been drafted to perform military service. One of the Company’s employees has been called up to reserve duty as of the date of these Consolidated Financial Statements, there can be no assurance that at least he or another of the Company’s employees will not be called on to military service again. In addition, the Company relies on service providers located in Israel and the Company’s employees or employees of such service providers may be called for service in the current or future wars or other armed conflicts with Hamas and such persons may be absent from their positions for a period of time. As of the date of these Consolidated Financial Statements, any impact as a result of the number of absences of the Company’s personnel and personnel at its service providers or counterparties located in Israel has been manageable.

However, military service call-ups that result in absences of personnel from its service providers or contractual counterparties in Israel may disrupt its operations and absences for an extended period of time may materially and adversely affect its business, prospects, financial condition and results of operations.

Any hostilities involving Israel or the interruption or curtailment of trade between Israel and its trading partners could adversely affect its operations and results of operations. The Company’s commercial insurance does not cover losses that may occur as a result of events associated with war and terrorism. Although the Israeli government currently covers the reinstatement value of direct damages that caused by terrorist attacks or acts of war, the Company cannot guarantee that this government coverage will be maintained or that it will sufficiently cover its potential damages. Any losses or damages incurred by us could have a material adverse effect on its business. Any armed conflicts or political instability in the region would likely negatively affect business conditions and could harm its results of operations.

Since October 7, 2023 the Company has experienced a significant increase in demand for its products from the Israel Defense Forces.